Note 5 - Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Year Ending December 31,
2015 (remaining 9 months)	$299
2016	1,473
2017	1,469
2018	609
Total payments	3,850
Less: Amount representing interest	(350)
Present value of obligations	3,500
Less: Notes payable, current portion	3,500
Note payable, noncurrent portion	$-

Year Ending December 31,
2015	$293
2016	1,095
2017	1,045
2018	337
Total Payments	2,770
Less: Amount representing interest	(270)
Present value of obligations	2,500
Less: Notes payable, current portion	2,500
Note payable, noncurrent portion	$-